Debt - Interest Rates - Additional Information (Detail) - Acquisition Corp.	6 Months Ended	12 Months Ended
	Mar. 31, 2020	Sep. 30, 2019
Debt Instrument [Line Items]
Description of variable rate basis	The loans under the Senior Term Loan Facility bear interest at Acquisition Corp.’s election at a rate equal to (i) the rate for deposits in U.S. dollars in the London interbank market (adjusted for maximum reserves) for the applicable interest period (“Term Loan LIBOR”) subject to a zero floor, plus 2.125% per annum, or (ii) the base rate, which is the highest of (x) the corporate base rate established by the administrative agent as its prime rate in effect at its principal office in New York City from time to time, (y) 0.50% in excess of the overnight federal funds rate and (z) one-month Term Loan LIBOR, plus 1.00% per annum, plus, in each case, 1.125% per annum.	The loans under the Senior Term Loan Facility bear interest at Acquisition Corp.’s election at a rate equal to (i) the rate for deposits in U.S. dollars in the London interbank market (adjusted for maximum reserves) for the applicable interest period (“Term Loan LIBOR”) subject to a zero floor, plus 2.125% per annum, or (ii) the base rate, which is the highest of (x) the corporate base rate established by the administrative agent as its prime rate in effect at its principal office in New York City from time to time, (y) 0.50% in excess of the overnight federal funds rate and (z) one-month Term Loan LIBOR, plus 1.00% per annum, plus, in each case, 1.125% per annum.
Interest rate applicable to overdue principal	2.00%	2.00%
London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Debt instrument, marginal interest rate	2.125%	2.125%
Base Rate
Debt Instrument [Line Items]
Additional Interest rate on other overdue amounts	2.00%	2.00%
Revolving Credit Facility
Debt Instrument [Line Items]
Debt instrument, marginal interest rate	0.75%	0.75%
Description of variable rate basis	The loans under the Revolving Credit Facility bear interest at Acquisition Corp.’s election at a rate equal to (i) the rate for deposits in the borrowing currency in the London interbank market (adjusted for maximum reserves) for the applicable interest period (“Revolving LIBOR”) subject to a zero floor, plus 1.75% per annum, or (ii) the base rate, which is the highest of (x) the corporate base rate established by the administrative agent from time to time, (y) 0.50% in excess of the overnight federal funds rate and (z) the one-month Revolving LIBOR plus 1.0% per annum, plus, in each case, 0.75% per annum. If there is a payment default at any time, then the interest rate applicable to overdue principal will be the rate otherwise applicable to such loan plus 2.0% per annum. .	The loans under the Revolving Credit Facility bear interest at Acquisition Corp.’s election at a rate equal to (i) the rate for deposits in the borrowing currency in the London interbank market (adjusted for maximum reserves) for the applicable interest period (“Revolving LIBOR”) subject to a zero floor, plus 1.75% per annum, or (ii) the base rate, which is the highest of (x) the corporate base rate established by the administrative agent from time to time, (y) 0.50% in excess of the overnight federal funds rate and (z) the one-month Revolving LIBOR plus 1.0% per annum, plus, in each case, 0.75% per annum. If there is a payment default at any time, then the interest rate applicable to overdue principal will be the rate otherwise applicable to such loan plus 2.0% per annum. .
Revolving Credit Facility | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Debt instrument, marginal interest rate	1.75%	1.75%
Revolving Credit Facility | Fed Funds Effective Rate Overnight Index Swap Rate
Debt Instrument [Line Items]
Debt instrument, marginal interest rate	0.50%	0.50%
Revolving Credit Facility | Base Rate
Debt Instrument [Line Items]
Debt instrument, marginal interest rate	1.00%	1.00%
Senior Term Loan Facility Due 2020
Debt Instrument [Line Items]
Term loan Base rate plus Election Rate	1.00%	1.00%
Senior Term Loan Facility Due 2020 | Base Rate
Debt Instrument [Line Items]
Debt instrument, marginal interest rate	1.125%	1.125%
Interest rate applicable to overdue principal	2.00%	2.00%
Additional Interest rate on other overdue amounts	2.00%	2.00%